Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The Company leases its office and manufacturing facilities under two non-cancellable operating leases which expire in September 2021 and January 2023. The leases provide for base rent and certain reimbursement of lessor’s operating expenses. The agreements include a provision for renewal at the then market rate for terms specified in each lease. In April 2021, the Company renewed the office lease scheduled to end in September 2021 for an additional three years ending November 2024.
During the six months ended June 30, 2021, the Company signed two new leases for manufacturing and R&D facilities. The lease agreement for the manufacturing facility was signed on June 28, 2021, with a term of 65 months and is is expected to commence on November 7, 2021, with a contractual obligation of $9.3 million in base rent. The lease for the R&D facility has a term of 36 months and commenced in July 2021 with a contractual obligation of $0.5 million in base rent. Total Right-of-Use (“ROU”) assets (recorded in “Other Assets”) and lease liabilities (recorded in “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”) are as follows:

	June 30,	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$1,536	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$474	$494
Noncurrent (Other noncurrent liabilities)	1,013	232
	1,487	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	58	—
	$91	$—
Total lease liabilities	$1,578	$726
ROU assets are considered long-lived assets and are tested for impairment as described above under the heading, “Impairment of Long-lived Assets.” There were no impairments recorded related to these assets as of June 30, 2021 and December 31, 2020. Management evaluates its long-lived assets, on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (“ASC”), ASC Topic 360, Property, Plant and Equipment.
Information about lease-related balances were as follows:

	Six months ended June 30,
	2021	2020

Operating lease expense	$304	$285
Financing lease expense	13	—
Short-term lease expense	25	46
Total lease expense	$342	$331
Cash paid for leases	$628	$260
Weighted – average remaining lease term – operating leases (years)	3.2	2
Weighted – average discount rate – operating leases	4.39%	4.46%
Future minimum lease payments under non-cancellable operating leases as of June 30, 2021 are as follows:

(In thousands)
Remainder of 2021	$243
2022	562
2023	471
2024	430
Total operating lease payments	$1,706
Less portion representing imputed interest	(128)
Total operating lease liabilities	$1,578
Less current portion	507
Long-term portion	$1,071
Leases
The Company leases its office and manufacturing facilities under two non-cancellable operating leases which expire in September 2021 and January 2023. The leases provide for base rent and certain reimbursement of lessor’s operating expenses. The agreements include a provision for renewal at the then market rate for terms specified in each lease.
Based on the Company’s current lease portfolio, the adoption of the standard as of January 1, 2019 resulted in the recognition on that date of ROU assets and operating lease liabilities in the amount of $0.9 million and $1.0 million, respectively, on the Company’s balance sheets in “Other assets”, “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”. The difference between the value of the right of use asset and lease liabilities is due to the reclassification of existing deferred rent, prepaid rent, and unamortized lease incentives as of January 1, 2019, totaling $0.1 million.
Total ROU assets (recorded in “Other Assets”) and lease liabilities (recorded in “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”) were as follows:

	December 31,
	2020	2019
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$633	$1,175
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$494	$528
Noncurrent (Other noncurrent liabilities)	232	660
Total lease liabilities	$726	$1,188
ROU assets are considered long-lived assets and are tested for impairment as described above under the heading, “Impairment of Long-lived Assets.” There were no impairments recorded related to these assets for the years ended December 31, 2020 and 2019.
Information about lease-related balances were as follows:

	Year Ended December 31,
	2020	2019
	(In thousands)
Operating lease expense	$571	$397
Short-term lease expense	$27	$1
Total lease expense	$598	$398
Cash paid for leases	$557	$399
Weighted-average remaining lease term – operating leases (years)	1.58	2.42
Weighted-average discount rate – operating leases	4.47%	4.45%
Future minimum lease payments under non-cancellable operating leases as of December 31, 2020 were as follows:

(In thousands)
Year ended December 31,
2021	$540
2022	241
2023	20
Total operating lease payments	801
Less portion representing imputed interest	(75)
Total operating lease liabilities	726
Less current portion	494
Long-term portion	$232

Leases	Leases
The Company leases its office and manufacturing facilities under two non-cancellable operating leases which expire in September 2021 and January 2023. The leases provide for base rent and certain reimbursement of lessor’s operating expenses. The agreements include a provision for renewal at the then market rate for terms specified in each lease. In April 2021, the Company renewed the office lease scheduled to end in September 2021 for an additional three years ending November 2024.
During the six months ended June 30, 2021, the Company signed two new leases for manufacturing and R&D facilities. The lease agreement for the manufacturing facility was signed on June 28, 2021, with a term of 65 months and is is expected to commence on November 7, 2021, with a contractual obligation of $9.3 million in base rent. The lease for the R&D facility has a term of 36 months and commenced in July 2021 with a contractual obligation of $0.5 million in base rent. Total Right-of-Use (“ROU”) assets (recorded in “Other Assets”) and lease liabilities (recorded in “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”) are as follows:

	June 30,	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$1,536	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$474	$494
Noncurrent (Other noncurrent liabilities)	1,013	232
	1,487	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	58	—
	$91	$—
Total lease liabilities	$1,578	$726
ROU assets are considered long-lived assets and are tested for impairment as described above under the heading, “Impairment of Long-lived Assets.” There were no impairments recorded related to these assets as of June 30, 2021 and December 31, 2020. Management evaluates its long-lived assets, on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (“ASC”), ASC Topic 360, Property, Plant and Equipment.
Information about lease-related balances were as follows:

	Six months ended June 30,
	2021	2020

Operating lease expense	$304	$285
Financing lease expense	13	—
Short-term lease expense	25	46
Total lease expense	$342	$331
Cash paid for leases	$628	$260
Weighted – average remaining lease term – operating leases (years)	3.2	2
Weighted – average discount rate – operating leases	4.39%	4.46%
Future minimum lease payments under non-cancellable operating leases as of June 30, 2021 are as follows:

(In thousands)
Remainder of 2021	$243
2022	562
2023	471
2024	430
Total operating lease payments	$1,706
Less portion representing imputed interest	(128)
Total operating lease liabilities	$1,578
Less current portion	507
Long-term portion	$1,071